Organization and Summary of Significant Accounting Policies (Details 1) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted-average anti-dilutive common shares	10,595	4,636	11,044	1,198	3,303	7,224	4,240
Employee Stock Option [Member]
Weighted-average anti-dilutive common shares	6,485	3,302	7,077	1,175	2,628	4,213	2,399
Warrant [Member]
Weighted-average anti-dilutive common shares	4,110	1,334	3,967	23	675	3,011	1,841